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                             UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC 20549

                               FORM N-PX

       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number 811-01608

FRANKLIN HIGH INCOME TRUST
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(Exact name of registrant as specified in charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Address of principal executive offices) (Zip code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ---------------------------

Date of fiscal year end:    5/31
                          -----------------

Date of reporting period:   6/30/08
                          -----------------

ITEM 1. PROXY VOTING RECORDS.


========================== FRANKLIN HIGH INCOME FUND ===========================


SPRINT NEXTEL CORP

Ticker:       S              Security ID:  852061100
Meeting Date: MAY 13, 2008   Meeting Type: Annual
Record Date:  MAR 14, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Robert R. Bennett          For       For        Management
2     Elect Director Gordon M. Bethune          For       Against    Management
3     Elect Director Larry C. Glasscock         For       For        Management
4     Elect Director James H. Hance, Jr.        For       For        Management
5     Elect Director Daniel R. Hesse            For       For        Management
6     Elect Director V. Janet Hill              For       Against    Management
7     Elect Director Irvine O. Hockaday, Jr.    For       For        Management
8     Elect Director Rodney O?Neal              For       For        Management
9     Elect Director Ralph V. Whitworth         For       For        Management
10    Ratify Auditors                           For       For        Management
11    Amend Articles/Bylaws/Charter -- Call     Against   Against    Shareholder
      Special Meetings


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN HIGH INCOME TRUST

By (Signature and Title)*/s/GALEN G. VETTER
                         ------------------------------------------------------
                         Galen G. Vetter,
                         Chief Executive Officer - Finance and Administration

Date  AUGUST 27, 2008
      -----------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.